Employee benefits (Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	€ 7,604	€ 8,357
Current service cost	515	529	731
Interest on obligation	69	113	121
Actuarial losses (gains)	98	660
Benefits paid	(164)	(128)
Foreign currency translation effect	(43)	(1,927)
Balance December 31	8,079	7,604	8,357
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance January 1	5,127	4,794
Expected return on plan assets	165	142	144
Actuarial (losses) gains	64	289
Company contribution	1,162	1,233
Benefits paid	(164)	(128)
Foreign currency translation effect	(57)	(1,203)
Balance December 31	€ 6,297	€ 5,127	€ 4,794